Accounts Receivable, net (Including Related and Unrelated Parties) (Details 3) - Factoring of receivables [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Chinatrust Commercial Bank [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Factoring limit	$ 200,000	$ 230,000
Amount advanced	0	0
Amount sold and derecognized	$ 0	$ 0
Principle terms	See notes(a)~(c) and (e)	See notes(a)~(c) and (e)
Taishin Bank [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Factoring limit	$ 80,000	$ 80,000
Amount advanced	0	0
Amount sold and derecognized	$ 0	$ 0
Principle terms	See notes(a)~(c) and (e)	See notes(a)~(c) and (e)
Bank of Taiwan [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Factoring limit	$ 250,000	$ 250,000
Amount advanced	0	0
Amount sold and derecognized	$ 0	$ 0
Principle terms	See notes(a)~(c) and (e)	See notes(a)~(c) and (e)
Taipei Fubon Bank [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Factoring limit	$ 120,000	$ 120,000
Amount advanced	0	0
Amount sold and derecognized	$ 0	$ 0
Principle terms	See notes(a)~(c) and (e)	See notes(a)~(c) and (e)
E. Sun Bank [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Factoring limit	$ 50,000	$ 100,000
Amount advanced	0	0
Amount sold and derecognized	$ 0	$ 0
Principle terms	See notes(a)~(c) and (e)	See notes(a)~(c) and (e)
DBS Bank [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Factoring limit	$ 154,000	$ 184,000
Amount advanced	0	0
Amount sold and derecognized	$ 0	$ 0
Principle terms	See notes(a)~(c) and (e)	See notes(a)~(c) and (e)
Taishin Bank [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Factoring limit	$ 35,000	$ 35,000
Amount advanced	0	0
Amount sold and derecognized	$ 6,382	$ 8,780
Principle terms	See notes(a)~(d) and (f)	See notes(a)~(d) and (f)